Related party disclosure - Additional Information (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨) Entity shares	Mar. 31, 2023 USD ($) Entity $ / shares shares	Mar. 31, 2022 INR (₨) shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 INR (₨)	Jan. 31, 2021 INR (₨)
Statement [Line Items]
Number of joint ventures | Entity	4	4
Remuneration to key management personnel, short term employment benefits	₨ 280,000,000	$ 3	₨ 245,000,000		₨ 137,000,000
Remuneration to key management personnel, share based payment	2,085,000,000	25	2,291,000,000		150,000,000
Key management personnel compensation, gratuity and leave encashment expense	₨ 6,000,000	$ 0	₨ 5,000,000		11,000,000
Weighted average number of days trading price	30 days	30 days
Conversion ratio as per terms of option			conversion ratio of 1:0.8289	conversion ratio of 1:0.8289
Maximum cash purchase per annum required for shares | $				$ 12
Put option exercised value	₨ 980,000,000	$ 12
Loss allowance on financial guarantee, related party transactions					0
2021 Incentive Award Plan
Statement [Line Items]
Options granted to key management personnel | shares	4,087,354	4,087,354	36,085,265	36,085,265
Liability for Put Options with Non-controlling Interests
Statement [Line Items]
Outstanding liability	₨ 5,409,000,000		₨ 9,546,000,000
Put option exercised value	₨ 980,000,000	$ 12
Put option exercised during period | shares	2,037,252	2,037,252
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares		$ 5.89
Key Managerial Personnel (KMP)
Statement [Line Items]
Put option exercised value	₨ 980,000,000	$ 12
Wisemore Advisory Private Limited
Statement [Line Items]
Financial guarantee, related party transactions						₨ 4,900,000,000
Financial guarantee at fair value, related party transactions						₨ 121,000,000
Amortization of financial guarantee, related party transactions			₨ 78,000,000		43,000,000
Provision of guarantees, related party transactions					₨ 78,000,000